Disposition Of A Component Of An Entity (Narrative) (Details) (USD $)	0 Months Ended	3 Months Ended
	Mar. 02, 2011	Oct. 31, 2014
Disposition Of A Component Of An Entity [Abstract]
Earn out payment period		4 years
Earn out prepayment amount	$ 80,000
Estimated fair value of earn out	580,000
Earn out imputed discount	97,000
Receivable with Imputed Interest, effective yield (interest rate)	14.00%
Historical earn out receipt period used for assessment of future cash flows		12 months
Earn out receivable prepaid expenses		$ 76,000